Simple Agreements for Future Equity (SAFE) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Simple Agreements for Future Equity [Abstract]
Summary of Simple agreements for future equity
The following table summarizes the total invested amounts of SAFEs issued and outstanding for the years ended December 31, 2019 and December 31, 2018 (in thousands)

	Year Ended December 31,
	2019	2018
Principal amount, inclusive of accrued interest and changes in fair value, if any	—	$122,588
Losses reported from changes in fair value in the statement of operations	$(24,215)	$(12,345)